Risk and Capital Management - Summary of Financial Assets Individually Evaluated Classified by Rating (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 752,920,000,000	R$ 705,674,000,000
Other financial assets, individually evaluated, classified by rating, percentage	100.00%	100.00%
Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 743,932,000,000	R$ 702,365,000,000
Satisfactory [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	4,985,000,000	1,616,000,000
Higher Risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	4,003,000,000	1,693,000,000
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 306,556,000,000	R$ 273,747,000,000
Other financial assets, individually evaluated, classified by rating, percentage	40.60%	38.70%
Interbank deposits and securities purchased under agreements to resell [Member] | Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 306,556,000,000	R$ 273,747,000,000
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 110,395,000,000	R$ 106,242,000,000
Other financial assets, individually evaluated, classified by rating, percentage	14.70%	15.10%
Financial assets at fair value through profit or loss [member] | Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 103,157,000,000	R$ 104,610,000,000
Financial assets at fair value through profit or loss [member] | Satisfactory [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	3,645,000,000	338,000,000
Financial assets at fair value through profit or loss [member] | Higher Risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	3,593,000,000	1,294,000,000
Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 286,646,000,000	R$ 273,536,000,000
Other financial assets, individually evaluated, classified by rating, percentage	38.10%	38.80%
Financial assets designated at fair value through profit or loss [member] | Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 284,896,000,000	R$ 271,859,000,000
Financial assets designated at fair value through profit or loss [member] | Satisfactory [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	1,340,000,000	1,278,000,000
Financial assets designated at fair value through profit or loss [member] | Higher Risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	410,000,000	399,000,000
Available-for-sale financial assets [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 49,323,000,000	R$ 52,149,000,000
Other financial assets, individually evaluated, classified by rating, percentage	6.60%	7.40%
Available-for-sale financial assets [Member] | Lower risk [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 49,323,000,000	R$ 52,149,000,000